Investment in Riverfront and Brooksville Joint Ventures	12 Months Ended
Sep. 30, 2015
Equity Method Investments and Joint Ventures [Abstract]
Investment in Riverfront and Brooksville Joint Ventures

2.	Investment in RiverFront and Brooksville Joint Ventures.

RiverFront. On March 30, 2012 the Company entered into a Contribution Agreement with MRP SE Waterfront Residential, LLC. (“MRP”) to form a joint venture to develop the first phase only of the four phase master development known as RiverFront on the Anacostia in Washington, D.C. The purpose of the Joint Venture is to develop, own, lease and ultimately sell an approximately 300,000 square foot residential apartment building (including approximately 18,000 square feet of retail) on approximately 2 acres of the roughly 5.82 acre site. The joint venture, RiverFront Investment Partners I, LLC (“RiverFront I”) was formed in June 2013 as contemplated. The Company contributed land with an agreed to value of $13,500,000 (cost basis of $6,165,000) and contributed cash of $4,866,000 to the Joint Venture for a 76.91% stake in the venture. MRP contributed capital of $5,553,000 to the joint venture including development costs paid prior to formation of the joint venture. The Joint Venture closed on $17,000,000 of EB5 secondary financing and a nonrecourse construction loan for $65,000,000 on August 8, 2014. Both these financing sources are non-recourse to FRP. At the time of these financings, RiverFront Holdings I, LLC. was formed as a parent to RiverFront Investment Partners I, LLC with EB5 as an equity partner in Riverfront Holdings I, LLC. Construction commenced in October 2014. At this point, the Company anticipates lease up to occur in the second half of calendar 2016 and all of 2017. The Company’s equity interest in the joint venture is accounted for under the equity method of accounting as MRP acts as the administrative agent of the joint venture and oversees and controls the day to day operations of the project.

Other income for fiscal 2015 includes a loss of $105,000 representing the Company’s portion of the loss of this joint venture due primarily to expenses incurred in the joint venture with respect to depreciation on the bulkhead.

Brooksville. In 2006, the Company entered into a Joint Venture Agreement with Florida Rock Industries, Inc. (now owned by Vulcan Materials Company) to jointly own and develop approximately 4,300 acres of land near Brooksville, Florida. Under the terms of the joint venture, FRP contributed its fee interest in approximately 3,443 acres formerly leased to Vulcan under a long-term mining lease which had a net book value of $2,548,000. Vulcan is entitled to mine a portion of the property until 2022 and pay royalties to the Company. FRP also contributed $3,018,000 for one-half of the acquisition costs of a 288-acre contiguous parcel. Vulcan contributed 553 acres that it owned as well as its leasehold interest in the 3,443 acres that it leased from FRP and $3,018,000 for one-half of the acquisition costs of the 288-acre contiguous parcel. The joint venture is jointly controlled by Vulcan and FRP, and they each have a mandatory obligation to fund additional capital contributions of up to $2,380,000. Capital contributions of $2,347,000 have been made by each party as of September 30, 2015. Distributions will be made on a 50-50 basis except for royalties and depletion specifically allocated to the Company. Other income for fiscal 2015 includes a loss of $40,000 representing the Company’s portion of the loss of this joint venture. In April 2011, the Florida Department of Community Affairs issued its Final Order approving the development of the Project, and zoning for the Project was obtained from Hernando County in August 2012. We will continue to monitor the residential market in Hernando County and pursue opportunities to partner with a master community developer or major homebuilder to commence construction when the market dictates.

Investments in Joint Ventures (in thousands):

					The
					Company's
			Total Assets	Net Loss	Share of Net
		Total	of the	of the	Loss of the
	Ownership	Investment	Partnership	Partnership	Partnership

As of September 30, 2015 (audited)
RiverFront Holdings I, LLC	76.91%	$ 11,517	$ 40,970	$ (108)	$ (105)
Brooksville Quarry, LLC	50.00%	7,493	14,336	(80)	(40)
Total		$ 19,010	$ 55,306	$ (188)	$ (145)

As of September 30, 2014 (unaudited)
RiverFront Holdings I, LLC	76.91%	$ 11,031	$ 33,834	$ (89)	$ (89)
Brooksville Quarry, LLC	50.00%	7,506	14,353	(78)	(39)
Total		$ 18,537	$ 48,187	$ (167)	$ (128)

The amount of consolidated retained earnings for these joint ventures was $389,000 and $295,000 as of September 30, 2015 and 2014 respectively.

Summarized Financial Information for the Investments in Joint Ventures (in thousands):

	Years Ended September 30,
	2015 (audited)	2014 (unaudited)

Cash	$61	$208
Cash held in escrow	3,420	18,822
Amortizable Debt Costs	1,593	2,069
Investments in real estate, net.	50,232	27,088
Total Assets	$55,306	$48,187

Other Liabilities	$6,969	$313
Long-term Debt	17,000	17,000
Capital – FRP	19,010	18,537
Capital - Third Parties	12,327	12,337
Total Liabilities and Capital	$55,306	$48,187